RCM LARGE CAP GROWTH FUND
SEMI-ANNUAL REPORT
JUNE 30, 1997

                              RCM LARGE CAP GROWTH FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The value of an investment in the RCM Large Cap Growth Fund (the "Fund") appreciated by 18.80% over the six months ended June 30, 1997. The Fund finished the period 81 basis points behind its primary benchmark, the S&P 500, which registered a total return of 20.61% for the first half of the year.

After posting outstanding returns in 1996, U.S. stocks and bonds finished the first half of 1997 in a similar fashion. The six-month period was extremely volatile, however, and both the stock and bond markets reacted violently to shifting economic currents in both directions. After a very strong start of the year, due to positive flows into equity mutual funds combined with benign inflation data, the S&P 500 declined 9.6% from its February high to its mid-April low. This decline was due to stronger-than-expected GDP growth in the first quarter which weakened the U.S. bond market, and wage cost pressures which caused the Federal Reserve to hike interest rates in the last week of March. During this market decline, small and mid cap stocks suffered disproportionately compared with large capitalization issues as the 12-month relative underperformance by the Russell 2000 of the S&P 500 reached the widest negative gap (-25%) in the former's 18-year history.

The stock market bottomed in mid-April when several economic indicators showed inflation slowing and cost pressures stabilizing. The Federal Reserve surprised the equity markets by not hiking rates any further and the S&P 500 responded with the largest quarterly gain in over 10 years: +17.5%. Small and mid cap stocks rose as well during the period, but the best performers continued to be the largest capitalization issues. For instance, the 20 largest stocks in the S&P 500 gained 21.9% in the second quarter, whereas the remaining 480 rose just 15.7%. For the six months ended June 30,1997, the largest 20 were up 28.1% versus 17.8% for the remaining 480, and for the 12 months ended June 30, 1997, the top 20 were up 48.6%, compared to 29.6% for the rest of the S&P 500. Only 179 stocks in the S&P 500 gained more than the Index in the six months ended June 30, 1997, meaning that 321 stocks underperformed. The Fund outperformed the S&P 500 during the second quarter, returning 19.76% compared to a S&P 500 return of 17.46%, and is several hundred basis points ahead of the Index as of mid-July.

The Fund's performance so far this year has been helped substantially by its significant overweighting in large cap pharmaceuticals. This overweighting has helped by approximately 184 basis points as this group has outperformed the S&P 500. The Fund has approximately 20% of its assets in these stocks versus only a 10% weighting in the S&P 500. The Fund's largest positions in pharmaceuticals include Warner Lambert, Pfizer, Eli Lilly and SmithKline Beecham PLC ADR representing 4.7%, 3.5%, 4.8% and 4.4% of net assets, respectively. All four have positive relative outperformance to the S&P 500 through the six months ended June 30, 1997. An area of weakness so far for the Fund has been its holdings in electronics and technology services, which together cost the Fund approximately 240 basis points versus the S&P 500. The Fund was overweighted in these two areas versus the S&P 500, but stock selection hurt our performance as companies such as Intel and Ascend underperformed the Index. RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager, has maintained the Fund's large overweight in these categories as RCM expects a recovery in the second half of the year in demand for semiconductors due to PC price cutting and accelerated buying for networking equipment by the telecommunications industry. Another factor that hurt the Fund's performance during the first half of 1997 was RCM's premature conclusion that the largest stocks were relatively overvalued compared with the small and mid cap sectors. As a result, RCM overweighted these two sectors relative to the S&P 500, which is a major part of why the Fund underperformed the S&P 500. RCM continues to believe, however, that the combination of lower rates and lack of inflation will cause the market's advance to broaden into the small and mid cap sectors. This is beginning to happen as the S&P 500 is up 3.4% with the S&P 400 Midcap up 5.9% (as of July 18, 1997) since June 30, 1997.

Overall, RCM's market outlook is positive. RCM believes that the best of all possible worlds exists for the U.S. -- moderate growth, good profitability, virtually full employment, and yet declining inflation. Most classes of investors continue to pour money into equities as the investment of choice. RCM believes that this influx into equities will continue, pushing valuations to even higher levels, until some "event" occurs to stop it. RCM cannot forecast what that event might be, but history assures us that eventually something will happen. RCM's concerns include an upturn in inflation, a downturn in profits, a period of real deflation, a loss of confidence in the White House, or a significant negative occurrence overseas. RCM's philosophy of owning high-quality growth companies which, in periods of overvaluation, can grow their earnings to a level at which they are no longer overvalued, is currently serving the Fund well. Further, most stocks in the Fund's portfolio do not appear overvalued given their prospects for earnings growth combined with the economic conditions we are currently experiencing. We look forward to a better remainder of 1997.

RCM LARGE CAP GROWTH FUND
PERFORMANCE SUMMARY

              RCM LARGE CAP GROWTH          S&P 500
              --------------------          -------

DEC-96             10,000                   10,000
JAN-97             10,640                   10,625
FEB-97             10,570                   10,708
MAR-97              9,920                   10,268
APR-97             10,490                   10,881
MAY-97             11,300                   11,544
JUN-97             11,880                   12,061

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



The chart above shows the performance of the RCM Large Cap Growth Fund since the Fund's inception versus the Standard & Poor's 500 Stock Index.(a) The chart represents a cumulative return(b)(c) of 18.80% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

TOTAL RETURNS(b)
JUNE 30, 1997
---------------------
              LIFE OF
 YTD          FUND(c)
---------------------
18.80%        18.80%
---------------------

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.



---------------------
(a) The Standard & Poor's 500 Stock Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c) The Fund commenced operations on December 31, 1996.

                             RCM LARGE CAP GROWTH FUND
                     INVESTMENTS IN SECURITIES AND NET ASSETS
                                  JUNE 30, 1997
                                  (UNAUDITED)

                                                       % OF
SHARES   COUNTRY        EQUITY INVESTMENTS           NET ASSETS      MARKET VALUE
------   -------   --------------------------        ----------     -------------
CONSUMER NON-DURABLES SECTOR                              19.7%

                   BEVERAGE AND TOBACCO                    3.7%
    1,100     US   Coca-Cola Co.                                     $      74,250
      800     PA   Pan American Beverages Inc. Class A                      26,300
    1,700     US   Philip Morris Co. Inc.                                   75,437
                                                                     --------------
                                                                           175,987
                                                                     --------------
                   FOOD AND FOOD PROCESSING                0.5%

      300     US   Pioneer Hi Bred International Inc.                       24,000

                   GENERAL RETAIL                          2.9%

      800     US   Bed Bath & Beyond Inc. *                                 24,300
      500     US   CVS Corp.                                                25,625
      750     US   Consolidated Stores Corp. *                              26,063
    1,300     US   Liz Claiborne Inc.                                       60,613
                                                                     --------------
                                                                           136,601
                                                                     --------------

                   HOUSEHOLD/RELATED NON-DURABLES          8.1%

     2,300    US   Colgate-Palmolive Co.                                   150,075
       900    US   Gillette Co.                                             85,275
     1,000    US   Kimberly-Clark Corp.                                     49,750
       500    US   Procter & Gamble Co.                                     70,625
       600    US   Revlon Inc. Class A *                                    31,087
                                                                     --------------
                                                                           386,812
                                                                     --------------

                   LEISURE TIME PRODUCTS/SERVICES          4.5%

     1,200    US   Doubletree Corp. *                                       49,350
       800    US   Hasbro Inc.                                              22,700
     8,000    US   Host Marriott Corp. *                                   142,500
                                                                     --------------
                                                                           214,550
                                                                     --------------

CYCLICAL/CAPITAL GOODS SECTOR                              8.7%

                   AEROSPACE AND DEFENSE                   2.7%

       400    US   Boeing Co.                                               21,225
     1,900    US   Sundstrand Corp.                                        106,044
                                                                     --------------
                                                                           127,269
                                                                     --------------

                   ELECTRICAL EQUIPMENT                    4.4%

     1,800    US   General Electric Co.                                    117,675
     1,200    US   Honeywell Inc.                                           91,050
                                                                     --------------
                                                                           208,725
                                                                     --------------

                   INDUSTRIAL EQUIPMENT                    1.6%

     1,100    US   Tyco International Ltd.                                  76,519

      The accompanying notes are an integral part of the fianancial statements.

                             RCM LARGE CAP GROWTH FUND
                     INVESTMENTS IN SECURITIES AND NET ASSETS
                                  JUNE 30, 1997
                                  (UNAUDITED)

                                                        % OF
SHARES   COUNTRY        EQUITY INVESTMENTS            NET ASSETS      MARKET VALUE
------   -------   --------------------------         ----------     -------------
ENERGY SECTOR                                              4.1%

                   ENERGY                                  4.1%

  1,100       US   Baker Hughes Inc.                                 $      42,556
    600       GB   British Petroleum Co. PLC (ADR)                          44,925
    600       US   Camco International Inc.                                 32,850
    300       US   Chevron Corp.                                            22,181
    400       NL   Schlumberger Ltd.                                        50,000
                                                                     --------------
                                                                           192,512
                                                                     --------------

HEALTH CARE SECTOR                                        29.8%

                   DRUGS & HOSPITAL SERVICES              27.4%

  1,600       US   Amgen Inc.                                               93,000
  2,200       US   Centocor Inc. *                                          68,338
  1,600       US   Guidant Corp.                                           136,000
  2,100       US   Eli Lilly & Co.                                         229,556
  1,200       US   Medtronic Inc.                                           97,200
    500       US   Merck & Co. Inc.                                         51,750
  1,400       US   Pfizer Inc.                                             167,300
  1,000       US   SangStat Medical Corp. *                                 23,125
  2,300       GB   Smithkline Beecham PLC (ADR)                            210,737
  1,800       US   Warner-Lambert Co.                                      223,650
                                                                     --------------
                                                                         1,300,656
                                                                     --------------

                   HEALTH CARE SERVICES                    2.4%

    600       US   Cardinal Health Inc.                                     34,350
    600       US   HBO & Co.                                                41,325
  1,100       US   PhyCor Inc. *                                            37,881
                                                                     --------------
                                                                           113,556
                                                                     --------------

INTEREST-SENSITIVE SECTOR                                  9.5%

                   BANKING                                 2.5%

  1,000       US   Citicorp                                                120,562

                   GENERAL FINANCE                         4.5%

  2,400       US   AMRESCO Inc. *                                           51,600
  1,500       US   Federal National Mortgage Association                    65,438
  2,200       US   Glendale Federal Bank FSB
                    (California)*                                           57,475
    350       US   Household Int'l Inc.                                     41,103
                                                                     --------------
                                                                           215,616
                                                                     --------------
                   INSURANCE                               2.5%

    800       US   American International Group Inc.                       119,500

      The accompanying notes are an integral part of the financial statements.

                             RCM LARGE CAP GROWTH FUND
                     INVESTMENTS IN SECURITIES AND NET ASSETS
                                  JUNE 30, 1997
                                  (UNAUDITED)

                                                        % OF
SHARES   COUNTRY        EQUITY INVESTMENTS            NET ASSETS      MARKET VALUE
------   -------   --------------------------         ----------     ---------------
TECHNOLOGY SECTOR                                          20.5%

                   COMPUTERS AND OFFICE EQUIPMENT           3.4%

  1,100       US   E M C Corp. *                                     $       42,900
    800       US   International Business Machines Corp.                     72,150
    600       US   Sun Microsystems Inc. *                                   22,331
    300       US   Xerox Corp.                                               23,663
                                                                     ---------------
                                                                            161,044
                                                                     ---------------

                   ELECTRONICS AND NEW TECHNOLOGY           6.6%

    700       US   Cisco Systems Inc. *                                      46,987
  1,200       SE   Ericsson LM Telephone Co.
                    (Sponsored ADR)                                          47,250
    300       US   Intel Corp.                                               42,544
  1,300       CA   Newbridge Networks Corp. *                                56,550
  1,300       FI   Nokia Corp. (Sponsored ADR A)                             95,875
    600       US   3Com Corp. *                                              27,000
                                                                     ---------------
                                                                            316,206
                                                                     ---------------

                   TECHNOLOGY SERVICES                     10.5%

    700       US   America Online Inc. *                                     38,937
  1,000       US   CUC International Inc. *                                  25,812
    650       US   Computer Sciences Corp. *                                 46,881
  1,200       US   Electronics Arts Inc. *                                   40,350
    600       US   First Data Corp.                                          26,363
    350       US   McAfee Associates Inc. *                                  22,094
  1,500       US   Microsoft Corp. *                                        189,563
    700       US   Oracle Systems Corp. *                                    35,263
    500       US   PeopleSoft Inc. *                                         26,375
  1,400       US   Sterling Commerce Inc. *                                  46,025
                                                                     ---------------
                                                                            497,663
                                                                     ---------------
TELEMEDIA/SERVICES SECTOR                                   6.1%

                   BUSINESS SERVICES                        1.2%

  1,400       GB   Danka Business Systems PLC
                    (Sponsored ADR)                                          57,225

                   COMMUNICATION SERVICES                   4.9%

  2,200       US   Nextel Communications Inc. *                              41,663
  1,100       US   Qwest Communications International
                    Inc. *                                                   29,975
  5,000       US   WorldCom Inc. *                                          160,000
                                                                     ---------------
                                                                            231,638
                                                                     ---------------

TOTAL EQUITY INVESTMENTS
(COST $3,980,215)                                         98.4%           4,676,641
                                                                     ---------------

   The accompanying notes are an integral part of the financial statements.

                             RCM LARGE CAP GROWTH FUND
                     INVESTMENTS IN SECURITIES AND NET ASSETS
                                  JUNE 30, 1997
                                  (UNAUDITED)

                                                        % OF
SHARES   COUNTRY        EQUITY INVESTMENTS            NET ASSETS      MARKET VALUE
------   -------   --------------------------         ----------     ---------------
SHORT-TERM INVESTMENTS

                   MONEY MARKET FUNDS                      1.3%

    62,988    US   SSgA U.S. Government Money
                    Market Fund                                      $       62,988
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS                               1.3%
(COST $62,988)                                                               62,988
                                                                     ---------------
TOTAL INVESTMENTS (COST $4,043,203)                       99.7%           4,739,629

                   OTHER ASSETS LESS LIABILITIES           0.3%              12,107
                                                                     ---------------

                   NET ASSETS                            100.0%      $    4,751,736
                                                                     ---------------
                                                                     ---------------


*   Non-income producing security.
------------------------------------------------------------------------------------

The Fund's investments in securities at June 30, 1997, categorized by country:

                                                       % of Net Assets
                                            --------------------------------------
                             Country                    Short-Term
         Country              Code          Equities    and Other         Total
         -------        ---------------     --------   ------------  -------------
         Canada                CA             1.2%                        1.2%
         Finland               FI             2.0%                        2.0%
         Netherlands           NL             1.0%                        1.0%
         Panama                PA             0.6%                        0.6%
         Sweden                SE             1.0%                        1.0%
         United Kingdom        GB             6.6%                        6.6%
         United States         US            86.0%        1.6%           87.6%
                                            --------  ------------   -------------
            Total                            98.4%        1.6%          100.0%
                                            --------  ------------   -------------
                                            --------  ------------   -------------

   The accompanying notes are an integral part of the financial statements.

                             RCM LARGE CAP GROWTH FUND
                        STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (UNAUDITED)

ASSETS:
    Investments in securities, at value (cost $4,043,203) (Note 1)  $  4,739,629
    Receivable for investments sold                                       51,012
    Deferred organizational costs (Note 5)                                 9,000
    Dividends receivable                                                   3,402
    Receivable from investment manager (Note 6)                            1,148
                                                                    ------------
         Total Assets                                                  4,804,191
                                                                    ------------
LIABILITIES:
    Payable for investments purchased                                     15,452
    Payable for organizational costs (Note 5)                              8,032
    Payable for legal fees                                                 7,439
    Payable for Directors' fees (Note 7)                                   7,439
    Payable for audit fees                                                 7,439
    Payable for transfer agent fees                                        3,100
    Payable for miscellaneous expenses                                     3,554
                                                                    ------------
         Total Liabilities                                                52,455
                                                                    ------------
NET ASSETS                                                          $  4,751,736
                                                                    ------------
                                                                    ------------

NET ASSETS CONSIST OF:
    Paid-in capital                                                 $  4,000,100
    Net investment loss                                                 (11,939)
    Accumulated net realized gain on investments and foreign
         currency transactions                                            67,149
    Net unrealized appreciation on investments and translation of
         other assets and liabilities in foreign currencies              696,426
                                                                    ------------
NET ASSETS                                                          $  4,751,736
                                                                    ------------
                                                                    ------------

NET ASSET VALUE PER SHARE
     ($4,751,736 DIVIDED BY 400,009 shares outstanding)             $      11.88
                                                                   -------------
                                                                   -------------


   The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                               STATEMENT OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                     (UNAUDITED)

INVESTMENT INCOME:
    Income:
         Dividends (net of foreign withholding tax of $511)                    $  27,276

    Expenses:
         Investment management fees (Note 6)                                      15,898
         Directors' fees (Note 7)                                                 12,439
         Transfer agent fees                                                      10,233
         Legal fees                                                                7,439
         Audit fees                                                                7,439
         Registration and filing fees                                              4,186
         Custodian fees                                                            4,131
         Amortization of organizational costs (Note 5)                             1,000
         Miscellaneous expenses                                                    3,907
                                                                               -----------
              Total expenses before reimbursements                                66,672
         Expenses reimbursed by investment manager (Note 6)                      (27,457)
                                                                               -----------
              Total net expenses                                                  39,215
                                                                               -----------

                   Net investment loss                                           (11,939)
                                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain from investments                                            68,856
    Net realized loss from foreign currency transactions                          (1,707)
                                                                               -----------
              Net realized gain                                                   67,149
                                                                               -----------

    Net change in unrealized appreciation on investments and
         translation of other assets and liabilities on foreign currencies       696,426
                                                                               -----------
                   Net realized and unrealized gain during the period            763,575
                                                                               -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ 751,636
                                                                               -----------
                                                                               -----------

   The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                          December 31, 1996
                                                      Six months ended      (commencement
                                                        June 30, 1997     of operations) to
                                                        (Unaudited)       December 31, 1996
                                                      -----------------   ------------------
OPERATIONS:
    Net investment loss                               $    (11,939)       $       -
    Net realized gain on investments and foreign
         currency transactions                              67,149                -
    Net change in unrealized appreciation on
         investments and translation of other assets
         and liabilities on foreign currencies             696,426                -
                                                      --------------      -------------

    Net increase in net assets resulting from
         operations                                        751,636                -

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
     (Note 3)                                                  100            4,000,000
                                                      --------------      --------------

TOTAL INCREASE IN NET ASSETS                               751,736            4,000,000

NET ASSETS:
         Beginning of period                             4,000,000                -
                                                      --------------      --------------
         End of period *                              $  4,751,736        $   4,000,000
                                                      --------------      --------------
                                                      --------------      --------------
--------------------
*   Includes accumulated net investment loss of:      $    (11,939)         $     -
                                                      --------------      --------------
                                                      --------------      --------------

   The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                                 FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:

                                                                          December 31, 1996
                                                      Six months ended      (commencement
                                                      June 30, 1997       of operations) to
                                                        (Unaudited)       December 31, 1996
                                                      ----------------    -----------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                $  10.00               $  10.00
                                                        -----------            -----------
    Net investment loss (a)                                (0.03)(b)                -
    Net realized and unrealized gain
         on investments (a)                                 1.91                    -
                                                        -----------            -----------
    Net increase in net asset value
         resulting from investment operations (a)           1.88                    -
                                                        -----------            -----------

NET ASSET VALUE, END OF PERIOD                          $  11.88               $  10.00
                                                        -----------            -----------
                                                        -----------            -----------

TOTAL RETURN (c)                                           18.80%                  0.00%
                                                        -----------            -----------
                                                        -----------            -----------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)              $   0.0439              $  0.0326
                                                        -----------            -----------
                                                        -----------            -----------

Net assets, end of period (in 000's)                    $  4,752               $   4,000
                                                        -----------            -----------
                                                        -----------            -----------

Ratio of expenses to average net assets                    1.85%(b)(e)            0.00%(f)
                                                        -----------            -----------
                                                        -----------            -----------

Ratio of net investment loss to average
    net assets                                            (0.56%)(b)(e)           0.00%(f)
                                                        -----------            -----------
                                                        -----------            -----------
Portfolio turnover                                        78.59%(g)               0.00%(f)
                                                        -----------            -----------
                                                        -----------            -----------

-------------------
(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.07 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.15% and the ratio of net investment loss to average net assets would have been (1.86%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Annualized.
(f) Not annualized.  Fund was in operation for one day.
(g) Not annualized.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Large Cap Growth Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    A.   SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    B.   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    C.   FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.   FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    E.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITIES

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk, and adverse economic and political developments.

3.  CAPITAL SHARES

    At June 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Global Small Cap Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 9 shares sold for a total of $100 during the six months ended June 30, 1997. At June 30, 1997, 400,000 shares of the total 400,009 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended June 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $5,871,490 and $2,993,412, respectively. During the same period, short-term sales/maturities of U.S. government obligations aggregated $3,999,077, and there were no purchases of U.S. government obligations by the Fund. At June 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)

5.  DEFERRED ORGANIZATIONAL COSTS

    Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 0.75% of the Fund's average daily net assets. For the six months ended June 30, 1997, the Fund recorded investment management fees of $15,898.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 1.85% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $27,457 for the six months ended June 30, 1997.

    Funds Distributor, Inc. (the "Distributor") acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the six months ended June 30, 1997, the Fund did not record any 12b-1 fees.

7.  DIRECTORS' FEES

    Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109